CONTRACT LIABILITIES (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
CONTRACT LIABILITIES
Contract liabilities at June 30, 2019	$ 3,516,000
Contract liabilities recorded June 30, 2019 and recognized fiscal year 2020	(3,516,000)
Contract liabilities acquired in fiscal year ending June 30, 2020	3,327,000
Contract liabilities at June 30, 2020	$ 3,327,000